Taxes - Expenses Recognized in OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Unrealized gain (loss) on cash flow hedges	$ (355)	$ (1,158)	$ 992
Exchange differences on translation of foreign operations	(1,951)	(3,742)	(1,730)
Remeasurements of the net defined benefit liability	11	383	127
Share of the other comprehensive income of equity method accounted investees	3,108	1,129	1,506
Total income tax expense (benefit) recognized in OCI	813	(3,388)	895
CTA
Statement [Line Items]
Share of the other comprehensive income of equity method accounted investees	$ 2,953	$ 239	$ 394